Property and Equipment, net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 0	$ 35,000	$ 113,000
Sale of property and equipment	$ 100	100	300
Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 100,000	$ 100,000